Exhibit 99.1

Deloitte LLP Hill House 1 Little New Street London EC4A 3TR

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures	Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 0112 www.deloitte.co.uk

Towd Point Mortgage Funding 2016-Vantage1 Plc

C/O Wilmington Trust Sp Services (London) Limited

Third Floor, 1 King’s Arms Yard

London

EC2R 7AF

United Kingdom

(the “Issuer”)

Cerberus European Residential Holdings BV

Oude Utrechtseweg 32,

3743 KN Baarn

The Netherlands

(the “Seller”)

FirstKey Mortgage, LLC

4 International Drive

Suite 110

Rye Brook, NY 10573

United States of America

(the “Co-Sponsor”)

Credit Suisse Securities (Europe) Limited

One Cabot Square

London E14 4QJ

UNITED KINGDOM

(the “Arranger”)

Credit Suisse Securities (USA) LLC

Eleven Madison Avenue

New York, New York 10010

United States of America

(“CS LLC”)

MUFG Securities Americas Inc

1221 Avenue of the Americas, 6th Floor

New York, NY, 10020-1001

United States of America

(“MUFG Inc”)

Wells Fargo Securities LLC

375 Park Avenue

New York

New York 10152

United States of America

(“Wells Fargo LLC”, and together with CS LLC and MUFG Inc, the “Joint Lead Managers”)

25 November 2016

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© 2016 Deloitte LLP. All rights reserved.

PROPOSED ISSUE BY TOWD POINT MORTGAGE FUNDING 2016-VANTAGE1 PLC OF RESIDENTIAL MORTGAGE BACKED FLOATING RATE SECURITIES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Co-Sponsor, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential mortgage backed floating rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Co-Sponsor, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This letter (the “Asset Agreed Upon Procedures Letter”) is addressed to the Board of Directors of the Issuer, the Seller, the Co-Sponsor, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller, the Co-Sponsor, the Arranger and the Joint Lead Managers, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Co-Sponsor, the Arranger, the Joint Lead Managers and the Managers.

The procedures that we performed and our findings are as follows:

1. Scope of our work and factual findings on the first pool run

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Arranger, on behalf of the Issuer provided us with a data file “2016.09.30—Q4—gen Basic Pool Tape.xlsx” (the “First Pool Run”) containing information for each of the 7551 eligible loans loan in the Loan Pool as at 30 September 2016. We selected a random sample of 458 loans from the First Pool Run (the “Sample Pool”) using the sampling approach detailed below.

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 9 to 16 November 2016.

The sampling approach

Sampling is one of the methods that can be used to reach a conclusion about a company’s records. It is a process of examining less than the total number of items in a population in order to reach a conclusion about the entire population.

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution. Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 1.1 to 1.20 under the agreed upon procedures sections below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures were the following: Application Form, Underwriting Sheet, Offer Letter, Annual Statement, Certificate of Title (“CoT”), Registered Legal Charge, Land Registry print Mortgage Deed, Valuation Report, Key Facts Illustration document (‘KFI”), product change document, Pheobus and Credit Management System (together, the “System”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the First Pool Run, we have re-calculated the percentage errors that there might be in the Loan Pool and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

We carried out the following agreed upon procedures:

1.1.	Borrower’s Name(s)

1.1.1.	For each loan in the Sample Pool, we compared whether the borrower’s name shown on the System substantially agreed with that shown on the Application Form. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) shown on the System agreed to the Application Form, except for 5 cases.

Account number	Description of error
21900073	Application Form unavailable
21900081	Application Form unavailable
21901072	Application Form unavailable
21901789	No names shown on Application Form
21904363	Application Form unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.1.2.	For each loan in the Sample Pool, we compared whether the borrower’s name shown on the System substantially agreed with that shown on the Offer Letter or Annual Statement. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) shown on the System agreed to the Offer Letter or Annual Statement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.1.3.	For each loan in the Sample Pool, we compared whether the borrower’s name shown on the System substantially agreed with that shown on either the CoT, Registered Legal Charge or Mortgage Deed. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) shown on the System agreed to the CoT, Registered Legal Charge or Mortgage Deed, except for 1 case.

Account number	Description of error
21900081	Source documentation not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.2.	Property Address

1.2.1	For each loan in the Sample Pool, we compared whether the property address shown on the System substantially agreed with that shown on the Offer Letter or Annual Statement. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address shown on the System agreed to the Offer Letter or Annual Statement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.2.2	For each loan in the Sample Pool, we compared whether the property address shown on the System substantially agreed with that shown on the Valuation Report. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address shown on the System agreed to the Valuation Report, except for 3 cases.

Account number	Description of error
21900081	Valuation Report unavailable
21901072	Valuation Report unavailable
21904363	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.2.3	For each loan in the Sample Pool, we compared whether the property address shown on the System substantially agreed with that shown on the CoT, Registered Legal Charge or Mortgage Deed. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address shown on the System agreed to the Cot, Registered Legal Charge or Mortgage Deed, except for 1 case.

Account number	Description of error
21900081	Source documentation unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.3.	Loan Purpose

For each loan in the Sample Pool, we have compared whether the Loan Purpose shown in the Sample Pool agreed to that shown on the System. We were informed by the Seller that Right to Buy on the System has been taken to be a Purchase and these have not been deemed an error. We found the product type agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.4.	Right to Buy

For each loan in the Sample Pool, we compared whether the right to buy status shown in the Sample Pool agreed to that shown on the Application Form or Underwriting Sheet. We found the right to buy status agreed to the Application Form or Underwriting Sheet, except for 3 cases.

Account number	Description of error
21900073	Source documentation unavailable
21900081	Source documentation unavailable
21904363	Source documentation unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.5.	Buy to Let

For each loan in the Sample Pool, we compared whether the buy to let status shown in the Sample Pool agreed to that shown on the Application Form. We found the right to buy status agreed to the Application Form, except for 4 cases.

Account number	Description of error
21900073	Application Form unavailable
21900081	Application Form unavailable
21901072	Application Form unavailable
21904363	Application Form unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.6.	Property Type

For each loan in the Sample Pool, we compared whether the property type shown in the Sample Pool agreed to that shown on the Valuation Report. We found the property type agreed to the Valuation Report, except for 3 cases.

Account number	Description of error
21900081	Valuation Report unavailable
21901072	Valuation Report unavailable
21904363	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.7.	Origination Date

For each loan in the Sample Pool, we compared whether the origination date agreed with that shown on the System, to within 1 day. We found that the origination date agreed to that shown on the System, to within 1 day, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.8.	Remaining Term

For each loan in the Sample Pool, we compared whether the remaining term agreed with the System. We found that the remaining term agreed to the System, except for 2 cases.

Account number	Description of error
21901674	Sample Pool = 106; System = 107
21903018	Sample Pool = 118; System = 119

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.9.	Amount Advanced

For each loan in the Sample Pool, we compared whether the amount advanced agreed with that shown on the Offer Letter or KFI/product change document. We found that the amount advanced agreed to the Offer Letter or KFI/product change document, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.10.	Loan Term

For each loan in the Sample Pool, we compared whether the term agreed with the term shown in the Offer Letter, Annual Statement or KFI/product change document. We found that the term agreed to that in the Offer Letter, Annual Statement or KFI/product change document, except for 2 cases.

Account number	Description of error
21905249	Sample Pool = 152; Sample documentation = 144
21905497	Sample Pool = 205; Sample documentation = 204

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.11.	Interest Rate

1.11.1.	For each loan in the Sample Pool, we have compared whether the interest rate shown in the Sample Pool agreed to that shown on the System. We found the interest rate agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.11.2.	For each loan in the Sample Pool, we have compared whether the interest rate margin shown in the Sample Pool agreed to that shown on the System. We found the interest rate margin agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.11.3.	For each loan in the Sample Pool, we have compared whether the interest rate index shown in the Sample Pool agreed to that shown on the System. We found the interest rate index agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.12.	Repayment Type

1.12.1.	For each loan in the Sample Pool, we have compared whether the repayment type shown in the Sample Pool agreed to that shown on the System. We found the repayment type agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.12.2.	For each loan in the Sample Pool, we have compared whether the repayment type shown in the Sample Pool agreed to that shown on the Offer Letter, Annual Statement or KFI/product change document. We found the repayment type agreed to the Offer Letter, Annual Statement or KFI/product change document, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.13.	Original Valuation Amount

For each loan in the Sample Pool, we compared whether the original valuation amount agreed with the amount shown on the Valuation Report. We found that the original valuation amount agreed to that shown on the Valuation Report, except for 8 cases.

Account number	Description of error
21900081	Valuation Report unavailable
21901072	Valuation Report unavailable
21901100	Sample Pool = £90,000; Source documentation = £75,000
21901789	No Valuation amount shown on Valuation Report

Account number	Description of error
21901790	No valuation amount shown on Valuation Report
21901975	No valuation amount shown on Valuation Report
21902045	No valuation amount shown on Valuation Report
21904363	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.14.	Original Valuation Date

For each loan in the Sample Pool, we have compared whether the original valuation date shown in the Sample Pool agreed with the date of valuation shown on the Valuation Report. We found the original valuation date shown in the Sample Pool agreed with the date of valuation shown on the Valuation Report, except for 10 cases.

Account number	Description of error
21900073	Sample Pool = 17/10/2002; Valuation Report = 18/09/2002
21900081	Valuation Report unavailable
21900082	Sample Pool = 00/01/1900; Valuation Report = 13/05/1997
21901072	Valuation Report unavailable
21901100	Sample Pool = 14/06/2006; Valuation Report = 23/08/2004
21901789	No valuation date shown on Valuation Report
21901790	No valuation date shown on Valuation Report
21901975	No valuation date shown on Valuation Report
21902045	No valuation date shown on Valuation Report
21904363	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contains errors.

1.15.	Current Balance

For each loan in the Sample Pool, we compared whether the current balance agreed with the transaction history on the System. We found that the current balance agreed to the transaction history on the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.16.	Document signatories

1.16.1.	For each loan shown in the Sample Pool, we compared whether the Application Form had been signed in the space designated for the borrower. We confirmed that the Application Form had been signed, except for 5 cases.

Account number	Description of error
21900073	Application Form unavailable
21900081	Application Form unavailable
21901072	Application Form unavailable
21901789	Signature page unavailable
21904363	Application Form unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors

1.16.2.	For each loan shown in the Sample Pool, we compared whether the CoT or the Mortgage Deed had been signed in the space designated for the solicitor, or that a Land Registry print was on file. We confirmed that the CoT or the Mortgage Deed had been signed or that a Land Registry print was on file, except for 1 case.

Account number	Description of error
21900081	Source documentation unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.16.3.	For each loan shown in the Sample Pool, we compared whether the Valuation Report had been signed in the space designated for the surveyor. We confirmed that the Valuation Report had been signed, except for 9 cases.

Account number	Description of error
21900081	Valuation Report unavailable
21901072	Valuation Report unavailable
21901789	Valuation Report unsigned
21901790	Valuation Report unsigned
21901975	Valuation Report unsigned
21902045	Valuation Report unsigned
21903540	Signature page unavailable
21904358	Signature page unavailable
21904363	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contains errors.

1.17.	Current monthly scheduled payment (“CMS”)

For each loan in the Sample Pool, we have compared whether the CMS shown in the Sample Pool agreed to that shown on the System. We found the CMS agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.18.	Payment Method

For each loan in the Sample Pool, we have compared whether the payment method in arrears shown in the Sample Pool agreed to that shown on the System. We found the payment method agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.19.	Arrears balance

For each loan shown in the Sample Pool, we compared whether the arrears balance agreed to that shown on the system. We found the arrears balance agreed to that shown on the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.20.	Months in Arrears to System

For each loan in the Sample Pool, we have compared whether the number of months in arrears shown in the Sample Pool agreed to that shown on the System. We found the number of months in arrears agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

Other than as noted above our procedures were performed without exception.

2.	Scope of our Asset Agreed Upon Procedures Letter

The scope of our work in preparing this Asset Agreed Upon Procedures Letter was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Letter should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Letter.

This Asset Agreed Upon Procedures Letter has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Letter is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this report in connection with any offering of securities outside the United States.

3.	Use of this Asset Agreed Upon Procedures Letter

Subject to the terms specified in our Engagement Letter dated 23 November 2016, this Asset Agreed Upon Procedures Letter is provided solely for the private information and use of the Issuer, the Seller, the Co-Sponsor, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Co-Sponsor, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Letter should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Letter, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our engagement letter dated 23 November 2016. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Letter in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Letter please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours faithfully

Deloitte LLP